As filed with the Securities and Exchange Commission on November 6, 2009 1933 Act No. 333-155709 1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X Pre-Effective Amendment No. __ Post-Effective Amendment No. 1 X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X Amendment No. 3 X (Check appropriate box or boxes)

EGA Emerging Global Shares Trust (Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Avenue, Ridgewood, NJ 07450 (Address of Principal Executive Offices) (Zip Code)

201-214-5559 (Registrant's Telephone Number, including Area Code)

Robert C. Holderith EGA Emerging Global Shares Trust 171 East Ridgewood Avenue Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

       60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

X    75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion Preliminary Prospectus dated November 6, 2009

EGA Emerging Global Shares Trust

	Cusip	NYSE
Emerging Global Shares INDXX India Infrastructure Index Fund	[ ]	[ ]
Emerging Global Shares INDXX China Infrastructure Index Fund	[ ]	[ ]
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	[ ]	[ ]
Emerging Global Shares INDXX India Mid Cap Index Fund	[ ]	[ ]
Emerging Global Shares INDXX China Mid Cap Index Fund	[ ]	[ ]
Emerging Global Shares INDXX Brazil Mid Cap Index Fund	[ ]	[ ]
Emerging Global Shares INDXX Growing Asia Large Cap Index Fund	[ ]	[ ]

Prospectus

[ ], 2009

EGA Emerging Global Shares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds. This Prospectus relates solely to the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and Emerging Global Shares INDXX Growing Asia Large Cap Index Fund (each a “Fund” and collectively, the “Funds”). ALPS Advisors, Inc. (“ALPS” or the “Adviser”) serves as the investment adviser to each Fund. Emerging Global Advisors, LLC (“EGA”) serves as the sub-adviser to each Fund.

The shares of each Fund (“Shares”) being offered are listed on the NYSE Arca, Inc. (the “Exchange”). Shares trade on the Exchange at market prices that may differ from the indicative intraday value (“IIV”) of the Shares disseminated by the Exchange and may be above, below or equal to the Funds’ end of day net asset value per Share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash. Unless otherwise specifically noted, all references in this Prospectus to “dollars” or “$” refer to U.S. dollars.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

Table of Contents
Fund Summaries	1
Additional Securities, Instruments and Strategies	37
Special Risks of Exchange-Traded Funds	38
Precautionary Notes	38
Fund Organization	39
Management of the Funds	39
How to Buy and Sell Shares	40
Dividends, Distributions and Taxes	41
Pricing Fund Shares	43
Other Service Providers	44
Index Provider	45
Disclaimers	45
The INDXX Indices	45
Premium/Discount Information	48
Disclosure of Portfolio Holdings	49
Financial Highlights	49
Distribution Plan	49

i

FUND SUMMARIES

Emerging Global Shares INDXX India Infrastructure Index Fund

Investment Objective

The Fund’s investment objective is total return. The Fund is non-diversified and seeks to achieve its investment objective by investing in the constituent securities of the INDXX India Infrastructure Index (the “Underlying Index”). The Underlying Index is a free-float capitalization weighted stock market index comprised of 50 leading companies that INDXX, LLC deems to be representative of India’s Infrastructure sectors.

For additional information regarding the Index methodology, please see “THE INDXX INDICES” below.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees (1)	0.10%
Sub-Advisory Fees	0.85%
Distribution and/or Service (12b-l) Fees (2)	0.00%
Other Expenses (3)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Management Fee Waiver/Expense Reimbursement (4)	[ ]%
Net Annual Fund Operating Expenses	0.85%

(1) For its services, EGA Emerging Global Shares Trust (the “Trust”) pays ALPS Advisors, Inc. (the “Adviser”) an annual management fee consisting of the greater of $400,000 or 0.10% of average daily net assets of each series of the Trust, not to exceed $1 million.

(2) The Trust has adopted a Distribution and Service Plan pursuant to which the Fund may be subject to an annual Rule 12b-l fee of up to 0.25%. The Trust’s Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Trust and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. Please see the section titled “Management of the Trust” for more information.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund’s investment objective is non-fundamental, meaning that it may be changed without shareholder approval, although shareholders would receive advance notice of any such change. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund invests substantially all of its assets in a wholly-owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India. For simplicity, except where otherwise indicated, this Prospectus uses the term “Fund” to mean the Fund and/or the Subsidiary, as applicable. Under normal circumstances, the Fund will invest at least 80% of its net assets in Infrastructure companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Infrastructure companies as companies that are included in the Underlying Index at the time of purchase. See “THE INDXX INDICES” below for more information. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”). ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

More information about the Fund’s investment strategies is presented under “Additional Securities, Investments and Investments” below and in the Fund’s Statement of Additional Information (“SAI”), which is available from the Fund upon request or at the Fund’s website, www.egshares.com.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. The Fund’s response to these developments will depend upon the types of securities or other instruments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of those issuers. In addition, because the Fund’s Shares are traded on the NYSE Arca, Inc. (the “Exchange”), the market price of the Fund’s Shares may be influenced by other economic or market forces. Accordingly, the market price of the Fund’s Shares may be more or less than the Fund’s indicative intraday value or net asset value per Share (“NAV”) at any point in time during the trading day. Management believes, however, that under normal market conditions, large market price premiums or discounts to NAV will not be sustained because of arbitrage opportunities.

The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks,” and are described below. The Fund may be subject to risks in addition to those identified as principal risks. The SAI contains additional information about the risks of investing in the Fund.

Equity Securities Risk Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Depositary Receipts Risk The Fund may invest in the securities of foreign companies by purchasing ADRs and GDRs (collectively “Depositary Receipts”). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts, and the prices of unsponsored Depository Receipts may be more volatile than if such instruments were sponsored by the issuer.

The Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by the Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index. See “Non-Correlation Risk” below.

Market Trading Risks There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Fund will be listed for trading on the Exchange, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from and to the Fund.

Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

Redemption Risk The Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Lack of Market Liquidity for Fund Shares Trading of Shares of the Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund.

Shares of the Funds May Trade at Prices Other Than NAV It is expected that the Shares of the Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Foreign Currency Risk Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Foreign Investment Risk Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

Emerging Markets Risk Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability;

pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

Indian Securities Risk Investments in securities of Indian companies are subject to risks that are greater than the risks described under Foreign Investment Risk and Emerging Markets Risk above, which include government controls placed on foreign investment, government limitation on the repatriation of invested capital and currency conversion, market volatility and illiquidity. Additionally, uncertainty regarding inflation and currency exchange rates, as well as the possibility that future harmful political actions will be taken by the Indian government and the existence of religious and ethnic unrest could negatively impact the Indian economy, which would likely adversely affect the performance of the Indian companies in which the Fund invests.

There is less governmental regulation of the securities industry in India than in the United States. Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Therefore, information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. The Subsidiary may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized capital gains should new legislation be passed to modify the current tax treaty with Mauritius. See “Tax Risk” below.

Tax Risk The Fund operates to some extent through the Subsidiary, a wholly-owned subsidiary of the Trust in the Republic of Mauritius and obtains benefits from favorable tax treatment by the Indian government pursuant to a taxation treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a challenge in a lower court contesting the treaty’s applicability to entities such as the Fund; however, there can be no assurance that any future challenge will result in a favorable outcome. In recent years, there has been discussion in the Indian press that the treaty may be re-negotiated. There can be no assurance that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment. Any change in the provisions of this treaty or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investments. The Fund intends to elect to “pass-through” to the Fund’s shareholders as a deduction or credit the amount of foreign taxes paid by the Fund. The taxes passed through to shareholders are included in each shareholder’s income. Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund. Other foreign taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit, or be eligible to be passed through to shareholders.

Small- and Mid-Cap Company Investment Risk Small- and Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small-and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industrywide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Portfolio Turnover Risk Active market trading of Fund shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser ALPS Advisors, Inc.

Sub-Adviser Emerging Global Advisors, LLC Portfolio Manager

     Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer of EGA since October 2008 and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX China Infrastructure Index Fund

Investment Objective

The Fund’s investment objective is total return. The Fund is non-diversified and seeks to achieve its investment objective by investing in the constituent securities of the INDXX China Infrastructure Index (the “Underlying Index”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC deems to be representative of China’s Infrastructure sectors.

For additional information regarding the Index methodology, please see “THE INDXX INDICES” below.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees (1)	0.10%
Sub-Advisory Fees	0.85%
Distribution and/or Service (12b-l) Fees (2)	0.00%
Other Expenses (3)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Management Fee Waiver/Expense Reimbursement (4)	[ ]%
Net Annual Fund Operating Expenses	0.85%

(1) For its services, EGA Emerging Global Shares Trust (the “Trust”) pays ALPS Advisors, Inc. (the “Adviser”) an annual management fee consisting of the greater of $400,000 or 0.10% of average daily net assets of each series of the Trust, not to exceed $1 million.

(2) The Trust has adopted a Distribution and Service Plan pursuant to which the Fund may be subject to an annual Rule 12b-l fee of up to 0.25%. The Trust’s Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Trust and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. Please see the section titled “Management of the Trust” for more information.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund’s investment objective is non-fundamental, meaning that it may be changed without shareholder approval, although shareholders would receive advance notice of any such change. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund defines Infrastructure companies as companies that are included in the Underlying Index at the time of purchase. See “THE INDXX INDICES” below for more information. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”). ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

More information about the Fund’s investment strategies is presented under “Additional Securities, Investments and Investments” below and in the Fund’s Statement of Additional Information (“SAI”), which is available from the Fund upon request or at the Fund’s website, www.egshares.com.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. The Fund’s response to these developments will depend upon the types of securities or other instruments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of those issuers. In addition, because the Fund’s Shares are traded on the NYSE Arca, Inc. (the “Exchange”), the market price of the Fund’s Shares may be influenced by other economic or market forces. Accordingly, the market price of the Fund’s Shares may be more or less than the Fund’s indicative intraday value or net asset value per Share (“NAV”) at any point in time during the trading day. Management believes, however, that under normal market conditions, large market price premiums or discounts to NAV will not be sustained because of arbitrage opportunities.

The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks,” and are described below. The Fund may be subject to risks in addition to those identified as principal risks. The SAI contains additional information about the risks of investing in the Fund.

Equity Securities Risk Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Depositary Receipts Risk The Fund may invest in the securities of foreign companies by purchasing ADRs and GDRs (collectively “Depositary Receipts”). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts, and the prices of unsponsored Depository Receipts may be more volatile than if such instruments were sponsored by the issuer.

The Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by the Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index. See “Non-Correlation Risk” below.

Market Trading Risks There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Fund will be listed for trading on the Exchange, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from and to the Fund.

Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

Redemption Risk The Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Lack of Market Liquidity for Fund Shares Trading of Shares of the Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund.

Shares of the Funds May Trade at Prices Other Than NAV It is expected that the Shares of the Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Foreign Currency Risk Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Foreign Investment Risk Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

Emerging Markets Risk Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

Small- and Mid-Cap Company Investment Risk Small- and Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small-and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industrywide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Portfolio Turnover Risk Active market trading of Fund shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser ALPS Advisors, Inc. Sub-Adviser Emerging Global Advisors, LLC Portfolio Manager

     Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer of EGA since October 2008 and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

Investment Objective

The Fund’s investment objective is total return. The Fund is non-diversified and seeks to achieve its investment objective by investing in the constituent securities of the INDXX Brazil Infrastructure Index (the “Underlying Index”). The Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC deems to be representative of Brazil’s Infrastructure sectors.

For additional information regarding the Index methodology, please see “THE INDXX INDICES” below.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees (1)	0.10%
Sub-Advisory Fees	0.85%
Distribution and/or Service (12b-l) Fees (2)	0.00%
Other Expenses (3)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Management Fee Waiver/Expense Reimbursement (4)	[ ]%
Net Annual Fund Operating Expenses	0.85%

(1) For its services, EGA Emerging Global Shares Trust (the “Trust”) pays ALPS Advisors, Inc. (the “Adviser”) an annual management fee consisting of the greater of $400,000 or 0.10% of average daily net assets of each series of the Trust, not to exceed $1 million.

(2) The Trust has adopted a Distribution and Service Plan pursuant to which the Fund may be subject to an annual Rule 12b-l fee of up to 0.25%. The Trust’s Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Trust and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. Please see the section titled “Management of the Trust” for more information.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year $[ ]	3 Years $[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund’s investment objective is non-fundamental, meaning that it may be changed without shareholder approval, although shareholders would receive advance notice of any such change. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in Infrastructure companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Infrastructure companies as companies that are included in the Underlying Index at the time of purchase. See “THE INDXX INDICES” below for more information. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”). ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

More information about the Fund’s investment strategies is presented under “Additional Securities, Investments and Investments” below and in the Fund’s Statement of Additional Information (“SAI”), which is available from the Fund upon request or at the Fund’s website, www.egshares.com.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. The Fund’s response to these developments will depend upon the types of securities or other instruments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of those issuers. In addition, because the Fund’s Shares are traded on the NYSE Arca, Inc. (the “Exchange”), the market price of the Fund’s Shares may be influenced by other economic or market forces. Accordingly, the market price of the Fund’s Shares may be more or less than the Fund’s indicative intraday value or net asset value per Share (“NAV”) at any point in time during the trading day. Management believes, however, that under normal market conditions, large market price premiums or discounts to NAV will not be sustained because of arbitrage opportunities.

The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks,” and are described below. The Fund may be subject to risks in addition to those identified as principal risks. The SAI contains additional information about the risks of investing in the Fund.

Equity Securities Risk Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Depositary Receipts Risk The Fund may invest in the securities of foreign companies by purchasing ADRs and GDRs (collectively “Depositary Receipts”). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts, and the prices of unsponsored Depository Receipts may be more volatile than if such instruments were sponsored by the issuer.

The Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by the Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index. See “Non-Correlation Risk” below.

Market Trading Risks There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Fund will be listed for trading on the Exchange, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from and to the Fund.

Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

Redemption Risk The Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Lack of Market Liquidity for Fund Shares Trading of Shares of the Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund.

Shares of the Funds May Trade at Prices Other Than NAV It is expected that the Shares of the Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Foreign Currency Risk Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Foreign Investment Risk Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

Emerging Markets Risk Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

Small- and Mid-Cap Company Investment Risk Small- and Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small-and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industrywide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Portfolio Turnover Risk Active market trading of Fund shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser ALPS Advisors, Inc. Sub-Adviser Emerging Global Advisors, LLC Portfolio Manager

     Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer of EGA since October 2008 and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX India Mid Cap Index Fund

Investment Objective

The Fund’s investment objective is total return. The Fund is non-diversified and seeks to achieve its investment objective by investing in the constituent securities of the INDXX India Mid Cap Index (the “Underlying Index”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 50 emerging markets companies that INDXX, LLC deems to be the representative of mid-market capitalization companies domiciled in India.

For additional information regarding the Index methodology, please see “THE INDXX INDICES” below.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees (1)	0.10%
Sub-Advisory Fees	0.85%
Distribution and/or Service (12b-l) Fees (2)	0.00%
Other Expenses (3)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Management Fee Waiver/Expense Reimbursement (4)	[ ]%
Net Annual Fund Operating Expenses	0.85%

(1) For its services, EGA Emerging Global Shares Trust (the “Trust”) pays ALPS Advisors, Inc. (the “Adviser”) an annual management fee consisting of the greater of $400,000 or 0.10% of average daily net assets of each series of the Trust, not to exceed $1 million.

(2) The Trust has adopted a Distribution and Service Plan pursuant to which the Fund may be subject to an annual Rule 12b-l fee of up to 0.25%. The Trust’s Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Trust and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. Please see the section titled “Management of the Trust” for more information.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund’s investment objective is non-fundamental, meaning that it may be changed without shareholder approval, although shareholders would receive advance notice of any such change. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”). ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

More information about the Fund’s investment strategies is presented under “Additional Securities, Investments and Investments” below and in the Fund’s Statement of Additional Information (“SAI”), which is available from the Fund upon request or at the Fund’s website, www.egshares.com.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. The Fund’s response to these developments will depend upon the types of securities or other instruments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of those issuers. In addition, because the Fund’s Shares are traded on the NYSE Arca, Inc. (the “Exchange”), the market price of the Fund’s Shares may be influenced by other economic or market forces. Accordingly, the market price of the Fund’s Shares may be more or less than the Fund’s indicative intraday value or net asset value per Share (“NAV”) at any point in time during the trading day. Management believes, however, that under normal market conditions, large market price premiums or discounts to NAV will not be sustained because of arbitrage opportunities.

The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks,” and are described below. The Fund may be subject to risks in addition to those identified as principal risks. The SAI contains additional information about the risks of investing in the Fund.

Equity Securities Risk Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Depositary Receipts Risk The Fund may invest in the securities of foreign companies by purchasing ADRs and GDRs (collectively “Depositary Receipts”). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts, and the prices of unsponsored Depository Receipts may be more volatile than if such instruments were sponsored by the issuer.

The Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by the Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index. See “Non-Correlation Risk” below.

Market Trading Risks There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Fund will be listed for trading on the Exchange, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from and to the Fund.

Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

Redemption Risk The Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Lack of Market Liquidity for Fund Shares Trading of Shares of the Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund.

Shares of the Funds May Trade at Prices Other Than NAV It is expected that the Shares of the Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Foreign Currency Risk Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Foreign Investment Risk Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

Emerging Markets Risk Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

Small- and Mid-Cap Company Investment Risk Small- and Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small-and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industrywide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Portfolio Turnover Risk Active market trading of Fund shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser ALPS Advisors, Inc. Sub-Adviser Emerging Global Advisors, LLC Portfolio Manager

     Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer of EGA since October 2008 and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX China Mid Cap Index Fund

Investment Objective

The Fund’s investment objective is total return. The Fund is non-diversified and seeks to achieve its investment objective by investing in the constituent securities of the INDXX China Mid Cap Index (the “Underlying Index”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 Emerging Markets companies that INDXX, LLC deems to be the representative of mid-market capitalization companies domiciled in China.

For additional information regarding the Index methodology, please see “THE INDXX INDICES” below.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees (1)	0.10%
Sub-Advisory Fees	0.85%
Distribution and/or Service (12b-l) Fees (2)	0.00%
Other Expenses (3)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Management Fee Waiver/Expense Reimbursement (4)	[ ]%
Net Annual Fund Operating Expenses	0.85%

(1) For its services, EGA Emerging Global Shares Trust (the “Trust”) pays ALPS Advisors, Inc. (the “Adviser”) an annual management fee consisting of the greater of $400,000 or 0.10% of average daily net assets of each series of the Trust, not to exceed $1 million.

(2) The Trust has adopted a Distribution and Service Plan pursuant to which each Fund may be subject to an annual Rule 12b-l fee of up to 0.25%. The Trust’s Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Trust and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. Please see the section titled “Management of the Trust” for more information.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund’s investment objective is non-fundamental, meaning that it may be changed without shareholder approval, although shareholders would receive advance notice of any such change. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”). ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

More information about the Fund’s investment strategies is presented under “Additional Securities, Investments and Investments” below and in the Fund’s Statement of Additional Information (“SAI”), which is available from the Fund upon request or at the Fund’s website, www.egshares.com.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. The Fund’s response to these developments will depend upon the types of securities or other instruments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of those issuers. In addition, because the Fund’s Shares are traded on the NYSE Arca, Inc. (the “Exchange”), the market price of the Fund’s Shares may be influenced by other economic or market forces. Accordingly, the market price of the Fund’s Shares may be more or less than the Fund’s indicative intraday value or net asset value per Share (“NAV”) at any point in time during the trading day. Management believes, however, that under normal market conditions, large market price premiums or discounts to NAV will not be sustained because of arbitrage opportunities.

The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks,” and are described below. The Fund may be subject to risks in addition to those identified as principal risks. The SAI contains additional information about the risks of investing in the Fund.

Equity Securities Risk Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Depositary Receipts Risk The Fund may invest in the securities of foreign companies by purchasing ADRs and GDRs (collectively “Depositary Receipts”). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts, and the prices of unsponsored Depository Receipts may be more volatile than if such instruments were sponsored by the issuer.

The Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by the Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index. See “Non-Correlation Risk” below.

Market Trading Risks There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Fund will be listed for trading on the Exchange, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from and to the Fund.

Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

Redemption Risk The Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Lack of Market Liquidity for Fund Shares Trading of Shares of the Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund.

Shares of the Funds May Trade at Prices Other Than NAV It is expected that the Shares of the Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Foreign Currency Risk Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Foreign Investment Risk Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

Emerging Markets Risk Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

Small- and Mid-Cap Company Investment Risk Small- and Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small-and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industrywide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Portfolio Turnover Risk Active market trading of Fund shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser ALPS Advisors, Inc. Sub-Adviser Emerging Global Advisors, LLC Portfolio Manager

     Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer of EGA since October 2008 and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX Brazil Mid Cap Index Fund

Investment Objective

The Fund’s investment objective is total return. The Fund is non-diversified and seeks to achieve its investment objective by investing in the constituent securities of the INDXX Brazil Mid Cap Index (the “Underlying Index”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC deems to be the representative of mid-market capitalization companies domiciled in Brazil.

For additional information regarding the Index methodology, please see “THE INDXX INDICES” below.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees (1)	0.10%
Sub-Advisory Fees	0.85%
Distribution and/or Service (12b-l) Fees (2)	0.00%
Other Expenses (3)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Management Fee Waiver/Expense Reimbursement (4)	[ ]%
Net Annual Fund Operating Expenses	0.85%

(1) For its services, EGA Emerging Global Shares Trust (the “Trust”) pays ALPS Advisors, Inc. (the “Adviser”) an annual management fee consisting of the greater of $400,000 or 0.10% of average daily net assets of each series of the Trust, not to exceed $1 million.

(2) The Trust has adopted a Distribution and Service Plan pursuant to which the Fund may be subject to an annual Rule 12b-l fee of up to 0.25%. The Trust’s Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Trust and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. Please see the section titled “Management of the Trust” for more information.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund’s investment objective is non-fundamental, meaning that it may be changed without shareholder approval, although shareholders would receive advance notice of any such change. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”). ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

More information about the Fund’s investment strategies is presented under “Additional Securities, Investments and Investments” below and in the Fund’s Statement of Additional Information (“SAI”), which is available from the Fund upon request or at the Fund’s website, www.egshares.com.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. The Fund’s response to these developments will depend upon the types of securities or other instruments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of those issuers. In addition, because the Fund’s Shares are traded on the NYSE Arca, Inc. (the “Exchange”), the market price of the Fund’s Shares may be influenced by other economic or market forces. Accordingly, the market price of the Fund’s Shares may be more or less than the Fund’s indicative intraday value or net asset value per Share (“NAV”) at any point in time during the trading day. Management believes, however, that under normal market conditions, large market price premiums or discounts to NAV will not be sustained because of arbitrage opportunities.

The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks,” and are described below. The Fund may be subject to risks in addition to those identified as principal risks. The SAI contains additional information about the risks of investing in the Fund.

Equity Securities Risk Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Depositary Receipts Risk The Fund may invest in the securities of foreign companies by purchasing ADRs and GDRs (collectively “Depositary Receipts”). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts, and the prices of unsponsored Depository Receipts may be more volatile than if such instruments were sponsored by the issuer.

The Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by the Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index. See “Non-Correlation Risk” below.

Market Trading Risks There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Fund will be listed for trading on the Exchange, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from and to the Fund.

Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

Redemption Risk The Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Lack of Market Liquidity for Fund Shares Trading of Shares of the Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund.

Shares of the Funds May Trade at Prices Other Than NAV It is expected that the Shares of the Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Foreign Currency Risk Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Foreign Investment Risk Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

Emerging Markets Risk Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

Small- and Mid-Cap Company Investment Risk Small- and Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small-and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industrywide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Portfolio Turnover Risk Active market trading of Fund shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser ALPS Advisors, Inc. Sub-Adviser Emerging Global Advisors, LLC Portfolio Manager

     Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer of EGA since October 2008 and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX Growing Asia Large Cap Index Fund

Investment Objective

The Fund’s investment objective is total return. The Fund is non-diversified and seeks to achieve its investment objective by investing in the constituent securities of the INDXX Growing Asia Large Cap Index (the “Underlying Index”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 50 emerging markets companies that INDXX, LLC deems to be the leading companies across China, India, Malaysia, Thailand and the Philippines.

For additional information regarding the Index methodology, please see “THE INDXX INDICES” below.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees (1)	0.10%
Sub-Advisory Fees	0.85%
Distribution and/or Service (12b-l) Fees (2)	0.00%
Other Expenses (3)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Management Fee Waiver/Expense Reimbursement (4)	[ ]%
Net Annual Fund Operating Expenses	0.85%

(1) For its services, EGA Emerging Global Shares Trust (the “Trust”) pays ALPS Advisors, Inc. (the “Adviser”) an annual management fee consisting of the greater of $400,000 or 0.10% of average daily net assets of each series of the Trust, not to exceed $1 million.

(2) The Trust has adopted a Distribution and Service Plan pursuant to which the Fund may be subject to an annual Rule 12b-l fee of up to 0.25%. The Trust’s Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(4)	The Trust and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. Please see the section titled “Management of the Trust” for more information.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund’s investment objective is non-fundamental, meaning that it may be changed without shareholder approval, although shareholders would receive advance notice of any such change. The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”). ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

More information about the Fund’s investment strategies is presented under “Additional Securities, Investments and Investments” below and in the Fund’s Statement of Additional Information (“SAI”), which is available from the Fund upon request or at the Fund’s website, www.egshares.com.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. The Fund’s response to these developments will depend upon the types of securities or other instruments in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of those issuers. In addition, because the Fund’s Shares are traded on the NYSE Arca, Inc. (the “Exchange”), the market price of the Fund’s Shares may be influenced by other economic or market forces. Accordingly, the market price of the Fund’s Shares may be more or less than the Fund’s indicative intraday value or net asset value per Share (“NAV”) at any point in time during the trading day. Management believes, however, that under normal market conditions, large market price premiums or discounts to NAV will not be sustained because of arbitrage opportunities.

The factors most likely to have a significant impact on the Fund’s portfolio are called “principal risks,” and are described below. The Fund may be subject to risks in addition to those identified as principal risks. The SAI contains additional information about the risks of investing in the Fund.

Equity Securities Risk Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Depositary Receipts Risk The Fund may invest in the securities of foreign companies by purchasing ADRs and GDRs (collectively “Depositary Receipts”). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts, and the prices of unsponsored Depository Receipts may be more volatile than if such instruments were sponsored by the issuer.

The Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by the Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index. See “Non-Correlation Risk” below.

Market Trading Risks There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Fund will be listed for trading on the Exchange, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from and to the Fund.

Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

Redemption Risk The Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Lack of Market Liquidity for Fund Shares Trading of Shares of the Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund.

Shares of the Funds May Trade at Prices Other Than NAV It is expected that the Shares of the Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Foreign Currency Risk Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Foreign Investment Risk Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

Emerging Markets Risk Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

Portfolio Turnover Risk Active market trading of Fund shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser ALPS Advisors, Inc. Sub-Adviser Emerging Global Advisors, LLC Portfolio Manager

     Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer of EGA since October 2008 and has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by a Fund.

Depositary Receipts. Depositary Receipts include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

  ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies.
  Investments in ADRs have certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to U.S. issuers.
  GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.
  If a Fund invests in Depositary Receipts, it will generally use the closing price of the Depositary Receipt for purposes of calculating its daily NAV. To the extent that the Fund’s corresponding underlying index uses the closing price of the Depositary Receipt’s underlying foreign security instead of the Depositary Receipt for calculating the daily underlying index value, the Fund may experience increased tracking error.

Money Market Instruments. Money market instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

Repurchase Agreements. Repurchase agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

U.S. Government Securities. U.S. Government securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities. A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. There is also a risk that a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

The Funds participate in a securities lending program under which the Funds’ are authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Funds’ securities lending agent receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program.

Futures. Each Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with the Adviser, EGA or a Fund in accordance with procedures adopted by the Board. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1)

subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. Its Board of Trustees (the “Board”) is responsible for its overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser and Sub-Adviser

The Adviser acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). The Adviser is a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. As of December 31, 2008, ALPS entities have provided supervisory, management, servicing or distribution services on approximately $240 billion in assets through closed-end funds, unit investment trusts, mutual funds, hedge funds, separately managed accounts and exchange-traded funds. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

EGA serves as the sub-adviser to all of the Funds and provides investment advice and management services to the Funds, including portfolio trading and index tracking services. EGA is a Delaware limited liability company with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450. EGA manages the day-to-day investment and reinvestment of the assets in each Fund and is responsible for designating the Deposit Securities and monitoring each Fund’s adherence to its investment mandate. For its investment advisory services, EGA is entitled to receive fees equal to 0.85% of the average daily net assets of each Fund.

EGA has agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of average daily net assets. Under this fee waiver and expense assumption agreement, EGA retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement, provided and such reimbursement does not cause a Fund to exceed any applicable fee waiver or expense limitation agreement that was in place at the time the fees were waived or expenses were assumed. EGA, from its own resources, including profits from sub-advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

Subject to the fee waiver and expense assumption agreement, each Fund is responsible for all of its expenses, including: the investment advisory fees and sub-advisory fees; costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; distribution fees or expenses; and extraordinary expenses (including merger-related expenses, if any).

The basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Trust’s next report to shareholders.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Kang is the Chief Investment Officer of EGA and joined EGA in October 2008. Prior to that Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008. From January 2007 to

September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

Frequent Purchases and Redemptions of the Fund’s Shares

The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“APs”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

  Your Fund makes distributions,
  You sell your Shares listed on the Exchange, and
  You purchase or redeem Creation Units.

Dividends & Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. Each Fund will also declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s Shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains no matter how long you have owned your Shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid to individual shareholders and designated by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates provided certain holding period requirements are met.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Mauritius Tax Status

The Emerging Global Shares INDXX India Infrastructure Index Fund conducts its investment activities in India through the Subsidiary, a wholly owned subsidiary that is a tax resident of Mauritius and which expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. It has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually. The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income.

However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:

(i)	capital gains are not subject to tax in India by virtue of certain provisions of the Treaty;
(ii)	dividends from Indian companies are paid to the Subsidiary free of Indian tax; and
(iii)	any interest income earned on Indian securities is subject to withholding tax in India at a rate that may vary from 10% to 42.23%, depending on the nature of the underlying debt security.

The Subsidiary continues to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary will be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to re-intepretation and re-negotiation in the future. Any change in the Treaty’s application could have a material adverse affect on the returns of the Fund. Further, it is possible that the Indian tax authorities may seek to take the position that the Subsidiary is not entitled to the benefits of the Treaty. It is currently not clear whether income from entities such as the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 42.23%.

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to the Subsidiary as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by the Subsidiary is less than 10% of its book profits, then the Subsidiary would be deemed to owe taxes of 11.33% of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Board believes accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds may employ fair value pricing in situations where trading in securities on foreign securities exchanges and over-the-counter markets is completed before the close of business on a Business Day. In addition, fair valuation may be necessary where there is no securities trading in a particular country or countries on a Business Day. Moreover, a Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s corresponding underlying index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Funds. Use of a rate different from the rate used by INDXX, LLC may adversely affect a Fund’s ability to track its underlying index.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administrator, accountant, custodian and transfer agent.

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides the Trust with an Anti-Money Laundering Officer, Principal Financial Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust. Briggs, Bunting & Dougherty, LLP audits the Funds’ financial statements and performs other related audit services.

INDEX PROVIDER

Each INDXX Index (each an “Underlying Index” and collectively, the “Underlying Indices”) is compiled by INDXX, LLC (“INDXX”). INDXX is not affiliated with the Funds, ALPS or EGA. Each Fund is entitled to use its corresponding Underlying Index pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with INDXX. INDXX or its agent also serves as calculation agent for each Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Indices, including calculating the value of each Underlying Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions resulting in Underlying Index adjustments.

“INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX. INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLAIMERS

The Adviser and EGA do not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and neither the Adviser nor EGA shall have any liability for any errors, omissions or interruptions therein. Neither the Adviser nor EGA make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. The Adviser and EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser or EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE INDXX INDICES

The Underlying Indices are free-float market capitalization weighted indices comprised of emerging markets companies whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. These indices seek to capture the aggregate potential of publicly traded firms across the developing world. Each Underlying Index is rebalanced annually. INDXX serves as the calculation agent for each Index. The value of each Index will be disseminated on a daily basis under the following tickers:

Ticker
INDXX India Infrastructure Index	[ ]
INDXX China Infrastructure Index	[ ]
INDXX Brazil Infrastructure Index	[ ]
INDXX India Mid Cap Index	[ ]
INDXX China Mid Cap Index	[ ]
INDXX India Mid Cap Index	[ ]
INDXX Growing Asia Large Cap Index	[ ]

Eligibility Criteria for Index Components

The index universe for the Underlying Indices is defined as all stocks domiciled in developing markets such as China, India, Malaysia, Thailand, Philippines and Brazil. Specific criteria related to individual indices are applied to the index universe. The index universe for issues is subject to the following two exceptions: (i) Indian Companies in the underlying indices must be traded in more than one exchange; and (ii) the Underlying Indices exclude local China shares that trade in Shanghai and Shenzhen. Only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

Criteria For Inclusion

To be included in an Underlying Index, index components must meet the following criteria each Determination Date:

INDXX India Infrastructure Index :

1.	Top 50 companies by Market Capitalization in India’s Infrastructure sector according to the GICS classification (Annexure A)
2.	Minimum market cap of $ 200 Million
3.	Average daily turnover of $3 million during the last six months
4.	Minimum 10% free float
5.	Maximum 10% weight of single member

INDXX China Infrastructure Index:

1.	Top 30 companies by Market Capitalization in China’s Infrastructure sector according to the GICS classification (Annexure A)
2.	Minimum market cap of $200 Million
3.	Average daily turnover of $4 million during the last six months
4.	Minimum 10% free float
5.	Maximum 10% weight of single member

INDXX Brazil Infrastructure Index:

1.	Top 30 companies by Market Capitalization in Brazil’s Infrastructure sector according to the GICS classification (Annexure A)
2.	Minimum market cap of $200 Million
3.	Average daily turnover of $3 million during the last six months
4.	Minimum 10% free float
5.	Maximum 10% weight of single member

INDXX India Mid Cap Index :

1.	Top 50 Indian companies by Market Capitalization that have a Market Capitalization that is less than the smallest constituent company in the S&P CNX Nifty Index
2.	Average daily turnover of $3 million during the last six months
3.	Minimum 10% free float
4.	Maximum 10% weight of single member

INDXX China Mid Cap Index:

1.	Top 30 Chinese companies by Market Capitalization in the range of $500 Million to $5 billion
2.	Average daily turnover of $4 million during the last six months
3.	Minimum 10% free float
4.	Maximum 10% weight of single member

INDXX Brazil Mid Cap Index :

1.	Top 30 Brazilian companies by Market Capitalization in the range of $400 million to $4 billion
2.	Average daily turnover of $3 million during the last six months
3.	Minimum 10% free float
4.	Maximum 10% weight of single member

INDXX Growing Asia Large Cap Index :

1.	Top 25 companies by Market Capitalization from combined list of companies domiciled in India & China
2.	Top 25 companies by Market Capitalization from combined list of companies domiciled in Malaysia, Thailand & Philippines.
3.	Average daily turnover of $5 million during the last six months
4.	Minimum 10% free float
5.	Maximum 10% weight of single member

INDXX may at any time, and from time to time, change the issues comprising an Underlying Index by adding or deleting one or more components or sectors, or replacing one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if, in the discretion of INDXX, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the Underlying Index.

Calculation Methodology

Infrastructure Indices

A master list of the securities is initially prepared by applying the criteria of domicile and the infrastructure classification according to GICS. From the master list, a selection list satisfying the predetermined turnover criteria is shortlisted. All companies with free-float weights below 10% are then removed from selection list to obtain a “Final Selection List.”

Component securities for each Underlying Index (the “Index Component Securities”) are then established by a process that ranks companies in the Final Selection List by market capitalization and then applies the Index’s eligibility criteria formula. The Index Component Securities are then ranked and weighted by free-float market capitalization. For any Index component that exceeds 10% weight in the Index, the excess weight is redistributed among the remaining Components.

Market Cap Indices

A master list of the securities is initially prepared by applying the criteria of domicile and the criteria of market capitalization. From the master list, a selection list satisfying the predetermined turnover criteria is shortlisted. All companies with free float weights below 10% are then removed from selection list to obtain a “Final Selection List.”

The Index Component Securities for each Underlying Index are then established by a process that ranks companies in the Final Selection List by market capitalization and then applies the Index’s eligibility criteria formula. The Index Component Securities are then ranked and weighted by free-float market capitalization. For any Index component that exceeds 10% weight in the Index, the excess weight is redistributed among the remaining Components.

Annual Updates to the Index

The composition of each Underlying Index is reviewed annually, in June and rebalanced in October. Float factors and weights are also reviewed annually in June. Each Underlying Index is also reviewed on an ongoing basis to account for corporate actions such as mergers, delistings or bankruptcies. The component weights will be determined and announced at the close of trading on the Exchange two days prior to the Rebalance Date. Each Underlying Index’s components are determined five days prior to the Rebalance Date.

Maintenance of the Index

In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition. INDXX may substitute components or change the number of issues included in an Underlying Index in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs, and reorganizations. In the event of component or share weight changes to an Underlying Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalization, or other corporate actions affecting a component of the Underlying Index, the Underlying Index divisor may be adjusted to ensure that there are no changes to the Underlying Index level as a result of these non-market forces.

Dissemination of Index Information

Whenever practical, INDXX will pre-announce stock additions and/or deletions as well as certain Underlying Index share weight changes at least two trading days before making such changes effective - either via [ ], via broadcast email, or press release.

Annexure A (Infrastructure Classification)

1.	Aerospace & Defense
2.	Air Freight & Logistics
3.	Aluminum
4.	Building Products
5.	Cable & Satellite
6.	Construction & Engineering
7.	Construction & Farm Machinery
8.	Construction Materials
9.	Diversified Real Estate Activity
10.	Electric Utilities
11.	Electrical Components & Equipment
12.	Gas Utilities
13.	Heavy Electrical Equipments
14.	Independent Power Producers
15.	Industrial Conglomerates
16.	Industrial Machinery
17.	Integrated Telecommunication Systems

18.	Marine Ports & Services
19.	Railroads
20.	Real Estate Development
21.	Steel
22.	Wireless Telecommunication Services

PREMIUM/DISCOUNT INFORMATION

The Funds anticipate that there is likely to be differences between the daily market price on secondary markets for Shares and the Funds’ NAV. NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described above. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

The Funds have not yet commenced operations and, therefore, do not have information about the differences between each Fund’s daily market price on the Exchange and its NAV.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Funds because they had not commenced operations prior to the date of this Prospectus.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

If you want more information about the Funds,thefollowingdocumentsareavailable freeuponrequest:

Annual/Semi-AnnualReports	EGA Emerging Global Shares Trust

Additional information about each Fund’s
investments will be available in the Fund’s	Emerging Global Shares INDXX India Infrastructure Index Fund
annual and semi-annual reports to	Emerging Global Shares INDXX China Infrastructure Index Fund
shareholders. As of the date of this	Emerging Global Shares INDXX Brazil Infrastructure Index Fund
prospectus, annual and semiannual reports	Emerging Global Shares INDXX India Mid Cap Index Fund
are not yet available because the Funds have	Emerging Global Shares INDXX China Mid Cap Index Fund
not commenced operations.	Emerging Global Shares INDXX Brazil Mid Cap Index Fund
Emerging Global Shares INDXX Growing Asia Large Cap Index Fund
Statement of Additional Information
(SAI)

The SAI provides moredetailed information
about the Funds and is incorporated by	Prospectus
referenceinto this prospectus (i.e., it islegally
considered apart of this prospectus).

You may obtain free copies of the Funds’
annual and semi-annual reports and the SAI
by contacting the Funds directly at 1-888-
800-4347. The SAI and shareholder reports
will also be available on the Funds’ website,
www.egshares.com.

You may review and copy information about
the Funds, including shareholder reports and
the SAI, at the Public Reference Room of the	[ ], 2009
Securities and Exchange Commission in
Washington, D.C. You may obtain
information about the operations of the
SEC’s Public Reference Room by calling the
SEC at 1-202-551-8090. You may get
copies of reports and other information about
the Funds:

·	For a fee, by electronic request at
publicinfo@sec.gov or by writing the
SEC’s Public Reference Section,
Washington,D.C. 20549-0102;or

·	Free from the EDGAR Database on	EGA Emerging Global Shares Trust
	the SEC’s Internet website at:	Investment Company Act File No. 811-22255
http://www.sec.gov.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

EGA Emerging Global Shares Trust

Statement of Additional Information

[ ], 2009

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in eighteen separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	Cusip	Exchange
Emerging Global Shares INDXX India Infrastructure Index Fund	[ ]	[ ]
Emerging Global Shares INDXX China Infrastructure Index Fund	[ ]	[ ]
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	[ ]	[ ]
Emerging Global Shares INDXX India Mid Cap Index Fund	[ ]	[ ]
Emerging Global Shares INDXX China Mid Cap Index Fund	[ ]	[ ]
Emerging Global Shares INDXX Brazil Mid Cap Index Fund	[ ]	[ ]
Emerging Global Shares INDXX Growing Asia Large Cap Index Fund	[ ]	[ ]

ALPS Advisors, Inc. (the “Adviser”) serves as the investment adviser to each Fund. Emerging Global Advisors, LLC (“EGA”) serve as the sub-adviser to each Fund. ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated [ ], 2009. A copy of the Prospectus may be obtained by calling the Trust directly at 1-888-800-4347. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of nineteen separate non-diversified series, representing separate portfolios of investments. This SAI relates solely to the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund,  Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and Emerging Global Shares INDXX Growing Asia Large Cap Index Fund.

The Funds are exchange traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a small cash payment referred to as the “Cash Component.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance. Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (v) adding the current value of equity securities, the Estimated Cash, the marked to market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (vi) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker- dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under 1933 Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. Dollar -denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging markets companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging markets countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Risks Related to Emerging Markets Investments

Each Fund will, to a great extent, be investing in securities issued by emerging markets issuers. In general, the risks related to investments in foreign securities discussed above are even greater for investments in emerging markets securities, and emerging markets present additional risks as well. These risks could affect the economies, industries, securities and currency markets of emerging markets countries, and thus the value of a Fund’s NAV. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund’s investments.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging markets countries may be subject to other significant risks, including:

  emerging markets countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
  Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging markets country; or capital and currency controls.
  The small current size of the markets for emerging markets securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
  Foreign taxation.
  The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
  The absence, until recently in many developing countries, of a capital market structure or market- oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
  The possibility that recent favorable economic developments in some emerging markets countries may be slowed or reversed by unanticipated political or social events in those countries.
  The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging markets countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging markets countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging markets countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

Certain Funds may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies. To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds and offshore funds, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in combination, have economic characteristics similar to equity securities that are contained in the underlying indices. For purposes of each such investment policy, “assets” includes a Fund’s net assets, plus the amount of any borrowings for investment purposes. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board of Trustees of the Trust (the “Board”) has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective underlying indices. Several factors may affect their ability to achieve this correlation, however. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the underlying index and holding securities not included in the underlying index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s underlying index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its underlying index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its underlying index. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
(3)	Make loans if, as a result, more than 331/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.
This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
(4)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.
(5)	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.
(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
(7)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Independent Trustees

		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s)	Overseen	Held by
Name and Age	Trust	Served	During Past 5 Years	by Trustee	Trustee

Robert Willens	Trustee	Since	Robert Willens, LLC	19	Daxor Corp.
Age: 62		2009	(tax consulting),		(Medical
			President, since		Products and
			January, 2008;		Biotechnology),
			Lehman Brothers, Inc.,		since 2004.
Managing Director,
Equity Research
Department, January
2004 to January 2008.

Ron Safir	Trustee	Since	Retired, since 2008;	19	None
Age: 58		2009	UBS Wealth
			Management, Chief
			Administrative
			Officer, February 1971
			to December 2008.

Jeffrey D. Haroldson	Trustee	Since	HDG Mansur Capital	19	None
Age: 52		2009	Group, LLC, President
			and Chief Operating
			Officer, since 2004;
			HSBC Securities
			(USA), Inc., Executive
			Managing Director,
			Head of Investment
			and Merchant
			Banking, 2000 to
			2003.

Interested Trustees

		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s) During	Overseen	Held by
Name and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Robert C. Holderith(3)	Trustee and	Since	Emerging Global	19	None
Age: 49	President	2008	Advisors, LLC,
			Managing Member and
			Chief Executive
			Officer, since
			September 2008;
			ProFund Advisors,
			Managing Director,
			Institutional Sales &
			Investment Analytics,
			June 2006 to August
			2008; UBS Financial
			Services, Inc., Director,
			January 2000 to May
			2006.

		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s) During	Overseen	Held by
Name and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

James J. Valenti(3)	Trustee and	Since	Emerging Global	19	None
Age: 62	Secretary	2008	Advisors, LLC,
Member and Chief
Administrative Officer,
since September 2008;
Private Investor and
Independent
Consultant, June 2007
to September 2008;
Senior Loan
Consultant, Bridgepoint
Mortgage Company,
June 2006 to June
2007; Mercedes Benz,
North America, Sales
Representative,
November 2000 to June
2006.

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of eighteen Funds.
(3)	Mr. Holderith and Mr. Valenti are considered to be “interested persons” of the Trust as defined in the 1940 Act, due to their relationship with EGA, the Funds’ sub-adviser.

Officers The officers of the Trust not named above are:

Term of
Office(1)
and
	Position(s)	Length
Name and	Held with	of Time
Age	the Trust	Served	Principal Occupation(s) During Past 5 Years

Thomas A. Carter	Treasurer	Since	ALPS Fund Services, Inc., Directors, since October
ALPS Fund Services, Inc.		2009	2005; ALPS Advisors, Inc., President and Directors,
1290 Broadway			since September 2008; ALPS Distributors, Inc.,
Suite 1100			President and Director, since September 2008; FTAM
Denver, CO 80203			Funds Distributor, Inc., President and Director, since
Age: 43			September 2008; ALPS Holdings, Inc., Director, since
October 2005; and ALPS ETF Trust, President and
Trustee, since March 2008.

Term of
Office(1)
and
	Position(s)	Length
Name and	Held with	of Time
Age	the Trust	Served	Principal Occupation(s) During Past 5 Years

Michael T. Akins	Chief	Since	ALPS ETF Trust, Chief Compliance Officer, since
ALPS Fund Services, Inc.	Compliance	2009	March 2008; ALPS Variable Insurance Trust, Chief
1290 Broadway	Officer		Compliance Officer, since April 2008; Clough Global
Suite 1100			Funds, Chief Compliance Officer, since September
Denver, CO 80203			2006; ALPS Fund Services, Deputy Compliance Officer,
Age: 33			since April 2006; Reaves Utility Income Fund, Chief
Compliance Officer, since June 2006; Financial
Investors Trust, Chief Compliance Officer, since June
2006; UMB Financial Corp., AVP and Compliance
Officer, July 2003 to March 2006.

(1) Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2008, the Independent Trustees did not own any securities issued by the Adviser, EGA, the
Distributor, or any company controlling, controlled by, or under common control with the Adviser, EGA or the
Distributor. As of December 31, 2008, none of the Trust’s Trustees or officers owned outstanding Shares of any of the Funds.

Trustees’ Compensation
		Pension or	Total
	Annual	Retirement	Compensation
	Aggregate	Benefits Accrued	From the Trust and
	Compensation	As Part of Fund	Fund Complex
Name	From the Trust*	Expenses*	Paid to Trustees*
Independent Trustees
Robert Willens	$4,000	None	$4,000
Ron Safir	$4,000	None	$4,000
Jeffrey D. Haroldson	$4,000	None	$4,000

Interested Trustees
Robert C. Holderith, Trustee	None	None	None
James J. Valenti, Trustee	None	None	None

* These figures represent estimates for the Trust’s current fiscal year, which will end on March 31.

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with EGA a $4,000 annual retainer fee. The

Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. Robert Willens is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee did not meet during the period ended March 31, 2009.

Nominating Committee. The Nominating Committee is composed of all of the Independent Trustees. Ron Safir is the Chairman of the Nominating Committee. The Nominating Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; and (ii) periodically review independent Board member compensation. The Nominating Committee did not meet during the period ended March 31, 2009.

While the Nominating Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended by Fund shareholders. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. Because the Funds had not yet commenced operations as of the date of this SAI, no persons own 5% or more of the Shares of any of the Funds. As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

The Adviser, a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the investment adviser to the Funds. The Adviser provides investment advisory services to each Fund pursuant to an Investment Advisory Agreement dated April 17, 2009, between the Trust and the Adviser (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of EGA. For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

Sub-Adviser

EGA, a Delaware limited liability company located at 171 East Ridgewood Ave., Ridgewood, NJ 07450, serves as the sub-adviser to the Funds. Robert C. Holderith is the majority owner, Chief Executive Officer and Managing Member of EGA. EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

EGA provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement dated April 17, 2009, between the Trust and EGA (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, EGA manages the day-to-day investment and reinvestment of the assets in each Fund and is responsible for designating the Deposit Securities and monitoring each Fund’s adherence to its investment mandate. Pursuant to the Sub-Advisory Agreement, each Fund pays EGA a fee equal to 0.85% of the average daily net assets of each Fund.

EGA has agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees and non-routine) from exceeding 0.85% of each Fund’s average daily net assets. Under this fee waiver and expense assumption agreement, EGA retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement, provided such reimbursement does not cause a Fund to exceed any applicable fee waiver or expense limitation agreement that was in place at the time the fees were waived or expenses were assumed.

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA. Mr. Kang does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its underlying index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

Portfolio Manager’s Ownership of Shares of the Funds. As of the date of this SAI, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust. Because the Funds have not yet commenced operations, the Trust did not make any payments to BNY Mellon for administrative services during the fiscal year ended March 31, 2009.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Distributor

ALPS, an affiliate of the Adviser, is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. AFS also provides a Principal Financial Officer to the Trust under a PFO Services Agreement. As compensation for the foregoing services, AFS receives certain out of pocket costs, fixed and asset-based fees, which are accrued daily and paid monthly by the Funds.

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by EGA or the Administrator. Fund expenses include: the investment advisory fee; the sub-advisory fee paid to EGA; management services fee; administrative fees, index receipt agent fees, transfer agency fees and shareholder servicing fees; custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”) and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Pursuant to the Sub-Advisory Agreement, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution. When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

In seeking to implement the Trust’s policies, EGA effects transactions with those brokers and dealers that they believe provide the most favorable prices and are capable of providing efficient executions. EGA does not currently participate in soft dollar transactions with respect to the Funds.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to [ ] the responsibility to vote proxies with respect to the portfolio securities held by the Funds. [ ] has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how [ ] voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for [ ] are included as Appendix A to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser, EGA and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser, EGA or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and

(iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of

DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, (through an Authorized Participant), must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. The Distributor will not accept custom orders received after 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Sub-Advisers, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund is described in the following table:

	Standard		Maximum
Creation/Redemption Creation/Redemption
Fund	Transaction Fee		Transaction Fee
Emerging Global Shares INDXX India Infrastructure Index Fund	$[	]	$[	]
Emerging Global Shares INDXX China Infrastructure Index Fund	$[	]	$[	]
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	$[	]	$[	]
Emerging Global Shares INDXX India Mid Cap Index Fund	$[	]	$[	]
Emerging Global Shares INDXX China Mid Cap Index Fund	$[	]	$[	]
Emerging Global Shares INDXX Brazil Mid Cap Index Fund	$[	]	$[	]
Emerging Global Shares INDXX Growing Asia Large Cap Index Fund	$[	]	$[	]

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which the Adviser may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2009 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Hong Kong				India
Jan. 1	Apr. 10	Jul 1		Jan. 8	Apr. 1	May 1	Oct. 19
Jan. 26	Apr. 13	Oct. 1		Jan. 26	Apr. 3	Aug. 19	Nov. 2
Jan. 27	May 1	Oct. 26		Feb. 23	Apr. 7	Sep. 21	Dec. 25
Jan. 28	May 28	Dec. 25		Mar. 10	Apr. 10	Sep. 28
				Mar. 11	Apr. 14	Sep. 30
				Mar. 27	Apr. 30	Oct. 2

Malaysia				Philippines
Jan. 1	Feb. 9	Sep. 21	Dec. 25	Jan. 1	May 1	Aug. 31	Dec. 25
Jan. 26	Mar. 9	Sep. 22		Apr. 6	June 12	Nov. 2	Dec. 30
Jan. 27	May 1	Nov. 27		Apr. 9	Aug. 21	Nov. 30	Dec. 31
Feb. 2	Aug. 31	Dec. 18		Apr. 10	Aug. 24	Dec. 24

Thailand				United States
Jan. 1	Apr. 14	July 1	Dec. 7	Jan. 1	Apr. 9	July 3	Nov. 11
Jan. 2	Apr. 15	July 6	Dec. 10	Jan. 19	Apr. 10	Sep. 7	Nov. 26
Feb. 9	May 1	July 7	Dec. 31	Feb. 16	May 25	Oct. 12	Dec. 25
Apr. 6	May 5	Aug. 12
Apr. 13	May 8	Oct. 23

Brazil [ ]

The dates in calendar year 2010 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Hong Kong		India
[	]	[ ]

Malaysia		Philippines
[	]	[ ]

Thailand		United States
[	]	[ ]

Brazil
[	]

TAXES

Taxation of the Funds

Each Fund a Separate Corporation. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally will not be subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

In order to qualify for taxation as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements. As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1).

Investment in Complex Securities. The Funds may invest in complex securities (e.g., futures, options, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and defer a Fund’s ability to recognize a loss. In turn, these rules could affect the amount, timing, or character of the income distributed to you by a Fund. For example:

     Investment in futures and option contracts. A Fund is permitted to invest in certain options and futures contracts. If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Tax straddles. A Fund’s investment in options and futures contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Short sales and securities lending transactions. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position”, causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Investment in taxable mortgage pools (excess inclusion income). The Funds may invest in U.S. real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Funds do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

     Investments in securities of uncertain tax character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Taxation of Shareholders

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which income dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional Shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales of securities in anticipation of their removal from a Fund’s corresponding index or by reason of the application of certain tax rules such as those described above under the heading, “Investment in Futures and Option Contracts.” Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Investment in Foreign Securities. Each Fund is permitted to invest in foreign securities as described above. Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.

     Pass-through of foreign tax credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends, designated by a Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

     PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund Shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Cost Basis Reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your Shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be designated as qualified dividend income eligible for taxation by individuals at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on a Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund Shares, include the day you sold your Shares but not the day you acquired these Shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation. Either none or only a nominal portion of the dividends paid by the Funds will be eligible for the corporate dividends-received deduction because the Funds invest primarily in foreign securities.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Backup Withholding. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

     Interest-related dividends. With respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

     Other dividends. Income dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

     Effectively connected income. If you hold your Fund Shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S.-REITs. The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S. REIT or U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund Shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

  In addition, even if you do not own more than 5% of a class of Fund Shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to a Fund’s taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund Shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

     U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund Shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of Shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

     U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “TAXES” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Tax Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not commenced operations. Accordingly, no financial statements are provided.

APPENDIX A

The Trust has delegated to [ ] the authority and responsibility for voting proxies on the portfolio securities held by each Fund. [ ] understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

[SUMMARY OF PROXY VOTING POLICY]

A-1

EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 23. Exhibits. The following exhibits are attached, except as noted:

(a)	Articles of Incorporation.
	(1)	Amended and Restated Agreement and Declaration of Trust (April 17, 2009), is incorporated herein by reference to Pre-Effective amendment No.
2, filed on May 7, 2009.
	(2)	Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).
(b)	By-Laws. By-Laws (September 12, 2008) is incorporated herein by reference to the
	Registrant’s	Initial Registration Statement.
(c)	Instruments Defining Rights of Security Holders.
	(1)	Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
	(2)	By-Laws. Article II of the By-Laws (September 12, 2008), which are incorporated herein by reference to the Registrant’s Initial Registration Statement.
(d)	Investment Advisory Contracts.
	(1)	Investment Advisory Agreement between the Registrant and ALPS Advisors, Inc. is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
	(2)	Sub-Advisory Agreement between the Registrant and Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
	(3)	Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.

(4) Sub-Advisory Agreement between Emerging Global Advisors, LLC and Esposito Partners, LLC is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(e)	Underwriting Contracts.
(1) Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(f)	Bonus or Profit Sharing Contracts. Not applicable.
(g)	Custodian Agreements.
(1) Custody Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective amendment No.
2, filed on May 7, 2009.
(h)	Other Material Contracts.
(1) Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(2) Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(3) Chief Compliance Officer Services Agreement between the
Registrant and ALPS Fund Services, Inc. is electronically filed herewith as Exhibit 99.h.3.
(4) PFO Services Agreement between the Registrant and ALPS Fund Services, Inc. is electronically filed herewith as Exhibit 99.h.4.
(i)	Legal Opinion. Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(j)	Reserved.
(k)	Omitted Financial Statements. Not applicable.
(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is
incorporated herein by reference to Pre-Effective amendment No. 2, filed on May
7, 2009.

(m)	Rule 12b-1 Plan.
	(1)	Plan under Rule 12b-1 is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(n)	Rule 18f-3 Plan. Not applicable.
(o)	Reserved.
(p)	Codes of Ethics.
	(1)	Code of Ethics for Registrant is incorporated herein by reference to Pre- Effective amendment No. 2, filed on May 7, 2009.
	(2)	Code of Ethics for ALPS Advisors, Inc. is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
	(3)	Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
	(4)	Code of Ethics for Esposito Partners, LLC is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
	(5)	Code of Ethics for ALPS Distributors, Inc. is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(q)	Powers of Attorney. Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.

Item 24. Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification. Article VII of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Amended and Restated Agreement and Declaration of Trust effective April 17, 2009, which is incorporated herein by reference to Pre- Effective amendment No. 2, filed on May 7, 2009.
(b)	Investment Advisory Agreement between the Registrant and ALPS Advisors, Inc., as provided for in Section 8, and which is incorporated herein by reference to Pre- Effective amendment No. 2, filed on May 7, 2009.
(c)	Sub-Advisory Agreement between the Registrant and Emerging Global Advisors, LLC, as provided for in Section 7, and which is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(d)	Sub-Advisory Agreement between Emerging Global Advisors, LLC and Esposito Partners, LLC, as provided for in Section 7, and which is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(e)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., as provided for in Section 6, and which is incorporated herein by reference to Pre- Effective amendment No. 2, filed on May 7, 2009.
(f)	Custody Agreement between the Registrant and The Bank of New York Mellon, as provided for in Article III, Sections 4, 8 and 9, Article VIII, Sections 1 and 2, and Appendix I, Sections 5 and 10, and which is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(f)	Fund Administration and Accounting Agreement, as provided for in Sections 4, 6, 7, and 21, and which is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.
(g)	Transfer Agency and Service Agreement, as provided for in Sections 5 and 6, and which is incorporated herein by reference to Pre-Effective amendment No. 2, filed on May 7, 2009.

Item 26. Business and Other Connections of Investment Adviser.

Investment Adviser

     ALPS Advisors, Inc., a Colorado corporation, is a federally registered investment adviser with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 803203. ALPS entities provide supervisory, management, servicing or distribution services to closed-end funds, unit investment trusts, mutual funds, hedge funds, separately managed accounts and exchange-traded funds. Additional information regarding ALPS Advisors, Inc., and information as to the officers and directors of ALPS Advisors, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-67135) and is incorporated herein by reference.

Sub-Advisers

     Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450. Emerging Global Advisors, LLC is primarily engaged in providing investment management services. Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (registration number 801-69832) and is incorporated herein by reference.

     Esposito Partners, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 300 Crescent Court, Suite 650, Dallas, Texas 75201. Esposito Partners, LLC is an investment management firm specializing in sub-advisory services to exchange-traded funds. Additional information regarding Esposito Partners, LLC, and information as to the officers and directors of Esposito Partners, LLC, is included in its Form ADV, as filed with the SEC (registration number 801-69223) and is incorporated herein by reference.

Item 27. Principal Underwriters.

     (a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., W. P. Stewart Funds, Wasatch Funds, WesMark Trust, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business	Positions and Offices with	Positions and Offices with
Address*	Underwriter	Registrant
Edmund J. Burke	Director	None
Jeremy O. May	Director	None
Spencer Hoffman	Director	None
Thomas Carter	President, Director	Treasurer
Richard Hetzer	Executive Vice President	None
John C. Donaldson	Vice President, Chief Financial	None
Officer
Diana M. Adams	Vice President, Controller,	None
Treasurer
Robert J. Szydlowski	Vice President, Chief	None
Technology Officer
Tané Tyler	Vice President, General Counsel,	None
Secretary

Brad Swenson	Vice President, Chief	None
Compliance Officer
Kevin J. Ireland	Vice President, Director of	None
Institutional Sales
Mark R. Kiniry	Vice President, National Sales	None
Director-Investments

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

           (c) Not applicable.

Item 28. Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained at 171 East Ridgewood Avenue, Ridgewood, New Jersey 07450.

Item 29. Management Services. None.

Item 30. Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and State of New Jersey on this 6th day of November, 2009.

EGA EMERGING GLOBAL SHARES

By: /s/ Robert C. Holderith Robert C. Holderith President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President/Chairman	November 6, 2009
Robert C. Holderith

/s/ James J. Valenti	Secretary/Trustee	November 6, 2009
James J. Valenti

*	Trustee	November 6, 2009
Ron Safir

*	Trustee	November 6, 2009
Jeffrey D. Haroldson

*	Trustee	November 6, 2009
Robert Willens

*	Treasurer	November 6, 2009
Thomas A. Carter

* By: /s/ Robert C. Holderith
Robert C. Holderith
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)

I # 972994 v.2

EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
Chief Compliance Officer Services Agreement	EX-99.h.3
PFO Services Agreement	EX-99.h.4